Net Loss per Share - Schedule of Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Net Loss Per Share [Abstract]
Loss for the year, attributable to the owners of the Group	$ (7,312,260)	$ (51,788,880)	$ (4,526,905)
Loss attributable to the ordinary shareholders	$ (7,312,260)	$ (51,788,880)	$ (4,526,905)
Weighted-average number of ordinary shares (in Shares)	37,870,351	34,466,258	31,000,000
Basic (in Dollars per share)	$ (0.19)	$ (1.5)	$ (0.15)
Diluted (in Dollars per share)	$ (0.19)	$ (1.5)	$ (0.15)